Prepayment for CIP Project (Tables)	12 Months Ended
Sep. 30, 2025
Prepayment for CIP Project [Abstract]
Schedule of Future Minimum Capital Expenditures

As of September 30, 2025, future minimum capital expenditures on the Company’s CIP project are estimated as follows:

Years ending September 30,	Capital Expenditure on CIP

2026	$3,511,729
2027	3,511,729
2028	5,274,617
2029	1,158,871
Total	$13,456,946